Shareholder Report, Holdings (Details) - C000247934	Sep. 30, 2024
10286748
Holdings [Line Items]
Percent of Net Asset Value	2.80%
10286631
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	71.30%
Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Country SummaryCanada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Country SummaryGermany
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Country SummaryLuxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Country SummaryIreland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Country SummaryAustralia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Country SummaryPuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Country SummaryBrazil
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AssetCorporates - Non-Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	80.30%
AssetCorporates - Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AssetEmerging Markets - Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AssetEmerging Markets - Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AssetCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AssetQuasi-Sovereigns
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%